Related Party Balances and Transactions -Schedule of Remuneration to Senior Management (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Remuneration to Senior Management [Line Items]
Total	$ 5,502,370	$ 957,500	$ 556,713
Salaries and other short term employee benefits [Member]
Schedule of Remuneration to Senior Management [Line Items]
Total	5,495,847	952,874	552,113
Payments to defined contribution pension schemes [Member]
Schedule of Remuneration to Senior Management [Line Items]
Total	$ 6,523	$ 4,626	$ 4,600